Cover	Nov. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	001-27251
Entity Registrant Name	QDM International Inc.
Entity Central Index Key	0001094032
Entity Tax Identification Number	59-3564984
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Room 1030B
Entity Address, Address Line Two	10/F, Ocean Centre, Harbour City
Entity Address, Address Line Three	5 Canton Road, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	34886893
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false